Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
OPERATING ACTIVITIES
CASH PROVIDED BY OPERATING ACTIVITIES	$ 4,007	$ 3,535
Cash from operations before working capital changes	4,790	4,022
Net earnings	2,297	700
Depreciation and amortization	2,369	2,339
Share-based compensation (Note 5)	163	37
(Recovery of) provision for deferred income tax	250	31
Other long-term assets, liabilities and miscellaneous (Note 16)	12	311
(Reversal of) impairment of assets	0	530
Adjustments For Undistributed Profits Of Investments Accounted For Using Equity Method Net Of Dividends	65	(8)
Loss related to Financial Instruments in Argentina	0	35
Long-term income tax receivable and payables	(65)	47
Loss on Sale of Investment	(301)	0
Receivables	(128)	(224)
Payables and accrued charges	(98)	(323)
Adjustments for Decrease Increase in Inventories, Prepaid Expenses and Other Current Assets	(557)	60
INVESTING ACTIVITIES
CASH USED IN INVESTING ACTIVITIES	(1,372)	(2,133)
Capital Expenditure	2,005	2,154
Additions to intangible assets	123	129
Purchase of property, plant and equipment, classified as investing activities	1,882	2,025
Business acquisitions, net of cash acquired (Note 25)	(23)	(21)
Proceeds from disposal of investment in MOPCO (Note 15)	(838)	(138)
Other	(61)	(55)
Net Changes In Non Cash Working Capital	6	27
Purchase of Proceeds from Investments Held within three months	33	44
Purchase of Investment	94	112
FINANCING ACTIVITIES
CASH USED IN FINANCING ACTIVITIES	(2,817)	(1,453)
(Repayment of) proceeds from short-term debt, net (Note 17)	(696)	(142)
Proceeds from long-term debt (Note 18)	998	1,022
Repayment of long-term debt (Note 18)	(1,089)	(659)
Repayment of principal portion of lease liabilities (Note 18, 19)	(419)	(402)
Dividends paid (Note 23)	(1,061)	(1,060)
Repurchase of common shares (Note 23)	(551)	(184)
Issuance of common shares (Note 23)	38	18
Other financing activities	(37)	(46)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	30	(37)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(152)	(88)
CASH AND CASH EQUIVALENTS - BEGINNING OF YEAR	853	941
CASH AND CASH EQUIVALENTS - END OF YEAR	701	853
Cash and cash equivalents comprised of:
Cash	566	741
Short-term investments	135	112
Cash and Cash equivalents total	701	853
SUPPLEMENTAL CASH FLOWS DISCLOSURES
Interest paid	738	740
Income taxes paid	335	321
Total cash outflow for leases	$ 567	$ 558